Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

The following table provides information on compensation for the principal executive officer (“PEO”), the average compensation for the other Named Executive Officers (“Non-PEO NEOs”) and certain measures of the Company’s financial performance for the last three fiscal years ended December 29, 2023:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($ '000) (5)	EBITDA ($ '000) (6)
2023	3,558,964	2,829,817	1,885,140	1,683,408	130	144	100,339	137,662
2022	3,589,062	2,322,702	1,626,994	1,245,805	145	124	102,330	137,217
2021	3,022,417	5,151,590	1,500,913	2,165,705	169	142	101,202	132,258
2020	2,674,793	4,300,765	1,362,236	1,938,548	129	114	82,552	102,102

(1)
Dr. Corrigan was the PEO in 2023, 2022 and 2021. Mr. Schlenker, Dr. Guyer, Dr. Rakow and Dr. Reitman were the non-PEO NEOs in 2023. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Pye were the non-PEO NEOs in 2022. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Doyle were the non-PEO NEOs in 2021. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. James were the non-PEO NEOs in 2020.The value of the “compensation actually paid” to our PEO and Non-PEO NEOs reflect the following adjustments from the Summary Compensation Table:
(2)
Amounts represent the cumulative Total Shareholder Return ("TSR") for Exponent calculated and presented as the dollar value of an investment of $100 made on January 3, 2020, assuming dividend reinvestment.
(3)
Amounts represent the cumulative TSR for the S&P 400 Mid Cap Index as "Peer Group" calculated and presented as the dollar value of an investment of $100 made on January 3, 2020, assuming dividend reinvestment.
(4)
Net Income is calculated in accordance with generally accepted accounting principles.
(5)
EBITDA is our company-selected measure and is defined as net income before income taxes, interest income, depreciation and amortization.

Compensation Actually Paid Adjustment Summary	Principal Executive Officer ($)(PEO)	NON PEO Named Executive Officers ($)(NEO) (average)
	2023	2023
Summary Compensation Table (SCT) Total	3,558,964	1,885,140
Stock and option award values reported in the SCT	(1,889,339)	(740,008)
The year-end fair value of any outstanding and unvested stock awards granted during the year	528,152	275,125
The year-end fair value of any outstanding and unvested option awards granted during the year	392,673	65,445
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	30,318	12,366
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	161,226	26,871
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	(183,518)	(92,649)
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	(368,678)	(61,445)
'The dollar value of stock awards that were both granted and vested during the year	600,019	312,563
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—
Compensation Actually Paid	2,829,817	1,683,408

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	Dr. Corrigan was the PEO in 2023, 2022 and 2021. Mr. Schlenker, Dr. Guyer, Dr. Rakow and Dr. Reitman were the non-PEO NEOs in 2023. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Pye were the non-PEO NEOs in 2022. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Doyle were the non-PEO NEOs in 2021. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. James were the non-PEO NEOs in 2020.
Peer Group Issuers, Footnote	Amounts represent the cumulative TSR for the S&P 400 Mid Cap Index as "Peer Group" calculated and presented as the dollar value of an investment of $100 made on January 3, 2020, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 3,558,964	$ 3,589,062	$ 3,022,417	$ 2,674,793
PEO Actually Paid Compensation Amount	$ 2,829,817	2,322,702	5,151,590	4,300,765
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustment Summary	Principal Executive Officer ($)(PEO)	NON PEO Named Executive Officers ($)(NEO) (average)
	2023	2023
Summary Compensation Table (SCT) Total	3,558,964	1,885,140
Stock and option award values reported in the SCT	(1,889,339)	(740,008)
The year-end fair value of any outstanding and unvested stock awards granted during the year	528,152	275,125
The year-end fair value of any outstanding and unvested option awards granted during the year	392,673	65,445
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	30,318	12,366
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	161,226	26,871
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	(183,518)	(92,649)
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	(368,678)	(61,445)
'The dollar value of stock awards that were both granted and vested during the year	600,019	312,563
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—
Compensation Actually Paid	2,829,817	1,683,408

Non-PEO NEO Average Total Compensation Amount	$ 1,885,140	1,626,994	1,500,913	1,362,236
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,683,408	1,245,805	2,165,705	1,938,548
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustment Summary	Principal Executive Officer ($)(PEO)	NON PEO Named Executive Officers ($)(NEO) (average)
	2023	2023
Summary Compensation Table (SCT) Total	3,558,964	1,885,140
Stock and option award values reported in the SCT	(1,889,339)	(740,008)
The year-end fair value of any outstanding and unvested stock awards granted during the year	528,152	275,125
The year-end fair value of any outstanding and unvested option awards granted during the year	392,673	65,445
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	30,318	12,366
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	161,226	26,871
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	(183,518)	(92,649)
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	(368,678)	(61,445)
'The dollar value of stock awards that were both granted and vested during the year	600,019	312,563
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—
Compensation Actually Paid	2,829,817	1,683,408

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures. The following table lists the most important financial performance measures used to link CAP to the PEO and Non-PEO NEOs for the fiscal year ended December 29, 2023:

EBITDA
Revenues before reimbursement growth
EBITDA margin

Total Shareholder Return Amount	$ 130	145	169	129
Peer Group Total Shareholder Return Amount	144	124	142	114
Net Income (Loss)	$ 100,339,000	$ 102,330,000	$ 101,202,000	$ 82,552,000
Company Selected Measure Amount	137,662,000	137,217,000	132,258,000	102,102,000
PEO Name	Dr. Corrigan	Dr. Corrigan	Dr. Corrigan
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	EBITDA is our company-selected measure and is defined as net income before income taxes, interest income, depreciation and amortization
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues before reimbursement growth
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA margin
PEO | Stock and option award values reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,889,339)
PEO | Year-end Fair Value Of Any Outstanding And Unvested Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,152
PEO | Year-end Fair Value Of Any Outstanding And Unvested Option Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,673
PEO | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Stock Awards That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,318
PEO | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Option Awards That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,226
PEO | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,518)
PEO | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,678)
PEO | Dollar Value Of Stock Awards That Were Both Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	600,019
Non-PEO NEO | Stock and option award values reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(740,008)
Non-PEO NEO | Year-end Fair Value Of Any Outstanding And Unvested Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,125
Non-PEO NEO | Year-end Fair Value Of Any Outstanding And Unvested Option Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,445
Non-PEO NEO | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Stock Awards That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,366
Non-PEO NEO | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Option Awards That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,871
Non-PEO NEO | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,649)
Non-PEO NEO | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,445)
Non-PEO NEO | Dollar Value Of Stock Awards That Were Both Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 312,563